Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 177	kr 181
Accrued expenses	30,837	28,895
Derivative liabilities	762	234
Total	37,921	33,688
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	15,380	15,182
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	9,100	7,823
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	6,357	5,890
Other [member]
Disclosure of Other Current Liabilities [line items]
Other	kr 6,145	kr 4,378